Tax - Current tax assets and liabilities (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
9. Tax
Assets		£ 1,713		£ 376
Liabilities		(621)		(494)
Net current tax assets (liabilities)		578		(118)		£ (118)
As at 1 January		1,092		(118)
Income statement from continuing operations		(277)	[1]	106	[1]	445
Income statement from discontinued UK banking business		0		(90)
Other comprehensive income and reserves	[1]	293		(7)
Corporate income tax paid from continuing operations		(894)		409
Transfer to Barclays Bank UK PLC	[2]	0		677
Other movements		364		115
As at 31 December		578		1,092		(118)
Assets		898		1,713		376
Liabilities		(320)		(621)		(494)
Net current tax assets (liabilities)		578		(118)		(118)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Tax charge		(332)		(229)	[3]	(1,352)	[3],[4]
IAS 12 [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Tax charge		£ 171		£ 175		£ 174

[1]

Due to the IAS 12 update impacting AT1 tax credits, the 2018 comparative has been restated to reflect the £175m tax credit in the income statement , whereas it was previously recorded in retained earnings

[2]	Related to the transfer of current tax liabilities to Barclays Bank UK PLC as part of the disposal of the UK b anking business.
[3]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 175 m and 2017 by £ 174 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1

[4]

Following the sale of the UK banking business on 1 Apr il 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39